Payments, by Government - 12 months ended Dec. 31, 2024 - USD ($)	Fees	Total Payments
Total	$ 850,000	$ 850,000
United States of America | Federal Government of United States of America
Total	740,000	740,000
United States of America | Government of the State of Nevada
Total	$ 110,000	$ 110,000